Other income	12 Months Ended
Dec. 31, 2016
Other income
Other income

3 – Other income

In millions	Year ended December 31,	2016	2015	2014
Gain on disposal of property (1)		$76	$-	$99
Gain on disposal of land		17	52	21
Other (2)		2	(5)	(13)
Total other income		$95	$47	$107

(1)	In addition to the disposals of property described herein, 2014 includes other gains of $19 million.
(2)	Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of other US dollar-denominated monetary assets and liabilities. See Note 17 – Financial instruments.

Disposal of property

2016

Viaduc du Sud

On December 1, 2016, the Company completed the sale of approximately one mile of elevated track leading into Montreal’s Central Station, together with the rail fixtures (collectively the “Viaduc du Sud”), to CDPQ Infra Inc., a wholly-owned subsidiary of the Caisse de Dépôt et Placement du Québec, for cash proceeds of $85 million before transaction costs. The transaction resulted in a gain on disposal of $76 million ($66 million after-tax) that was recorded in Other income under the full accrual method of accounting for real estate transactions.

2014

Guelph

On September 4, 2014, the Company closed a transaction with Metrolinx to sell a segment of the Guelph subdivision located between Georgetown and Kitchener, Ontario, together with the rail fixtures and certain passenger agreements (collectively the “Guelph”), for cash proceeds of $76 million before transaction costs. The Company did not meet all the conditions to record the sale under the full accrual method for real estate transactions as it continues to have substantial continuing involvement on the Guelph. The Company will have relinquished substantially all of the risks and rewards of ownership on the Guelph in 2018, at which time the gain on the sale is expected to be recognized.

Deux-Montagnes

On February 28, 2014, the Company closed a transaction with Agence Métropolitaine de Transport to sell the Deux-Montagnes subdivision between Saint-Eustache and Montreal, Quebec, including the Mont-Royal tunnel, together with the rail fixtures (collectively the “Deux-Montagnes”), for cash proceeds of $97 million before transaction costs. Under the agreement, the Company obtained the perpetual right to operate freight trains over the Deux-Montagnes at its then current level of operating activity, with the possibility of increasing its operating activity for additional consideration. The transaction resulted in a gain on disposal of $80 million ($72 million after-tax) that was recorded in Other income under the full accrual method of accounting for real estate transactions.